Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Beginning balance	$ 3,616
Initial recognition of financial asset	98	3,524
Changes in fair value recognized within profit or loss	702	92
Ending balance	4,416	3,616
Linkury’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Beginning balance	2,637
Initial recognition of financial asset		2,501
Changes in fair value recognized within profit or loss	(199)	136
Ending balance	2,438	2,637
Algomizer Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Beginning balance	71
Initial recognition of financial asset		162
Changes in fair value recognized within profit or loss	(57)	(91)
Ending balance	14	71
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Beginning balance	619
Initial recognition of financial asset		617
Changes in fair value recognized within profit or loss	774	2
Ending balance	1,393	619
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Beginning balance	289
Initial recognition of financial asset		231
Changes in fair value recognized within profit or loss	184	58
Ending balance	473	289
SAFO Warranets [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Beginning balance
Initial recognition of financial asset	98
Changes in fair value recognized within profit or loss
Ending balance	98
Reverse earn-out [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Beginning balance
Initial recognition of financial asset		13
Changes in fair value recognized within profit or loss		(13)
Ending balance